CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (Newave [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
May 31, 2012
Newave [Member]
Purchase of business, cash acquired	$ 72
Refund of purchase consideration for Newave, cash disposed	$ 448